CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Par value of capital stock	$ 0.001	$ 0.001